Financial risk management	12 Months Ended
Dec. 31, 2025
Financial risk management
Financial risk management
9.	Financial risk management

The Company’s financial instruments are comprised of financial assets and liabilities. The Company’s principal financial assets are cash, accounts receivable, and related party receivables. The Company’s principal financial liabilities comprise accounts payable and accrued liabilities. The main purpose of these financial instruments is to manage short-term cash flow and working capital requirements and fund future acquisitions.

The Company is engaged in the business of acquiring, managing and creating resource royalties and streams. Royalties and streams are interests that provide the right to revenue or production from the various properties, after deducting specified costs, if any. These activities expose the Company to a variety of financial risks, which include direct exposure to credit risk, liquidity risk, commodity price risk and capital risk management.

Management designs strategies for managing some of these risks, which are summarized below. The Company’s executive management oversees the management of financial risks. The Company’s executive management ensures that financial risk-taking activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Company’s policies and risk appetite.

The Company’s overall objective from a risk management perspective is to safeguard its assets and mitigate risk exposure by focusing on security rather than yield.

(a)	Credit risk:

Credit risk is the risk that a third party might fail to fulfill its performance obligations under the terms of a financial instrument and the potential for loss due to the failure of a borrower to repay a loan. Credit risk arises predominantly with respect to the Company’s cash and receivables. As of December 31, 2025, the Company’s maximum credit risk exposure is represented by the respective carrying amounts of the financial assets in the statement of financial position. The Company maintains its cash in a high-quality financial institution and closely monitors its royalty receivable balances.

(b)	Liquidity risk:

Liquidity risk is the risk of loss from not having access to sufficient funds to meet both expected and unexpected cash demands. The Company manages its exposure to liquidity risk through prudent management of its statement of financial position, including maintaining sufficient cash balances. The Company has in place a planning and budgeting process to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. Management continuously monitors and reviews both actual and forecasted cash flows, including acquisition activities.

(c)	Commodity price risk:

Commodity price risk is the risk the Company will encounter fluctuations in its future royalty production revenue with changes in commodity prices. Commodity prices for petroleum, natural gas, metals and minerals are influenced by global and regional factors, including levels of supply and demand, weather, and geopolitical factors. The Company does not hedge its commodity price risk.

(d)	Foreign currency risk:

Although we report our financial results in United States dollars, certain expenses and potential future investments related to our royalty interests may be denominated in foreign currencies. As a result, we are subject to fluctuations in exchange rates, which could impact the value of our royalty revenues, operating costs, and investment returns. We do not currently engage in hedging activities or enter into derivative contracts to mitigate this exposure. Accordingly, adverse movements in foreign exchange rates could materially affect our financial condition and results of operations.

(e)	Capital risk management:

The Company’s primary objective when managing capital is to provide a sustainable return to shareholders through managing and growing the Company’s resource asset portfolio while ensuring capital protection. The Company defines capital as its cash, which is managed by the Company’s management subject to approved policies and limits by the Board of Directors.

There were no changes in the Company’s approach to capital management during the year ended December 31, 2025 compared to the prior year. The Company is not subject to material externally imposed capital requirements or significant financial covenants. As of December 31, 2025, the Company has cash totaling $18.4 million, all of which is available to the Company to meet its near-term cash requirements.